As filed with the Securities and Exchange Commission on December 10, 2015

Registration No. 333-189435

            811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. Post-Effective Amendment No. 6 and REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 212	☒

SEPARATE ACCOUNT VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (213) 742-5216

Alison Ryan, Esquire

Transamerica Life Insurance Company

c/o Office of the General Counsel, MS#2520

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on January 8, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on January 8, 2016 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on October 13, 2015. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 208 to Form N-4, File No. 333-189435) are incorporated by reference. This filing also corrects a previous filing made on December 9, 2015, to designate that the filing become effective pursuant to paragraph (b) of  Rule 485.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 10th day of December, 2015.

SEPARATE ACCOUNT VA B TRANSAMERICA LIFE INSURANCE COMPANY Depositor

________________________________*
Brenda K. Clancy President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mark W. Mullin*	Director and Chairman of the Board	___________________, 2015

Jason Orlandi*	Director, Senior Vice President, Secretary and General Counsel	___________________, 2015

David Schulz*	Director, Chief Tax Officer and Senior Vice President	___________________, 2015

Chad Noehren*	Corporate Controller	___________________, 2015

Brenda K. Clancy*	Director and President	___________________, 2015

C. Michiel van Katwijk*	Director, Senior Vice President, Chief Financial Officer and Treasurer	___________________, 2015

/s/Alison Ryan Alison Ryan	Vice President	December 10, 2015

*By: Alison Ryan – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.